D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral

	2025	2024

Chattel mortgages 1)	7,651	7,697

Bank deposits	384	1,443

Marketable securities	660	298
Total	8,695	9,438
1) See also note G1 ”Post-employment benefits.”